STOCK BASED COMPENSATION (Schedule of Non-Vested Restricted Stock Activity) (Details)	12 Months Ended
Sep. 30, 2013
STOCK BASED COMPENSATION [Abstract]
Balance - October 1, 2012
Granted	134,895
Forfeited	(1,347)
Vested
Balance - September 30, 2013	133,548